Document And Entity Information	3 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	ARTH
Entity Registrant Name	Arch Therapeutics, Inc.
Entity Central Index Key	0001537561
Entity Filer Category	Smaller Reporting Company